EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	3 Months Ended
Mar. 31, 2022
Postemployment Benefits [Abstract]
Summary of Net Periodic Benefit Cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three months ended March 31, 2022 and 2021:

	Pension		Healthcare		Other
	Three Months Ended March 31,		Three Months Ended March 31,		Three Months Ended March 31,
	2022	2021	2022	2021	2022	2021
	(in millions)
Service cost	$3	$3	$1	$1	$2	$2
Interest cost	7	5	1	1	—	—
Expected return on assets	(12)	(13)	(1)	(2)	—	—
Amortization of:
Prior service credit	—	—	(31)	(34)	—	—
Actuarial loss	5	6	—	1	—	—
Net periodic benefit cost	$3	$1	$(30)	$(33)	$2	$2